Leases (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use Assets
i)
Right-of-use assets

Total
US$’000
Successor
Carrying Amounts:
As at March 31, 2024	3,549
Additions	7,486
Disposals	(1,599)
Depreciation	(1,412)
Effect of movements in exchange rates	62
As at March 31, 2025	8,086
Additions	627
Depreciation	(1,620)
Effect of movements in exchange rates	18
As at March 31, 2026	7,111

Summary of Lease liabilities
ii)
Lease liabilities

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Lease liabilities – current	1,374	1,187
Lease liabilities – non-current	5,067	6,096
Total lease liabilities	6,441	7,283

Summary of Amounts Recognized in Profit or Loss
iii)
Amounts recognized in profit or loss

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Depreciation charge for right-of-use assets	(1,620)	(1,412)	(1,030)	(140)
Interest on lease liabilities	(347)	(221)	(125)	(24)
Expenses relating to short-term lease and low value assets	(2,017)	(1,769)	(1,666)	(390)

Summary of Amounts Recognized in Statement of Cash Flows
iv)
Amounts recognized in statements of cash flows

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Total cash outflow for leases	3,832	3,292	2,615	611